Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Disclosures About Fair Value of Financial Instruments
Disclosures About Fair Value of Financial Instruments
Fair Value of Financial Instruments
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value in U.S. GAAP and expands disclosures about fair value measurements. The definition of fair value focuses on the exit price, i.e., the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, not the entry price, i.e., the price that would be paid to acquire the asset or received to assume the liability at the measurement date. The statement emphasizes that fair value is a market-based measurement; not an entity-specific measurement. Therefore, the fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability.
Valuation Hierarchy
FASB ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets

•
Level 2 - inputs to the valuation methodology include all prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 - inputs to the valuation methodology that are unobservable and significant to the fair value measurement.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Following is a description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.
Assets
Securities available-for-sale - Where quoted prices are available for identical securities in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government securities and certain other financial products. If quoted market prices are not available, then fair values are estimated by using pricing models that use observable inputs or quoted prices of securities with similar characteristics and are classified within Level 2 of the valuation hierarchy. In certain cases where there is limited activity or less transparency around inputs to the valuation and more complex pricing models or discounted cash flows are used, securities are classified within Level 3 of the valuation hierarchy. From time to time, we will validate prices supplied by our third party vendor by comparison to prices obtained from third parties.
Impaired loans - A loan is considered to be impaired when it is probable the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. Impaired loans are measured based on the present value of expected payments using the loan’s original effective rate as the discount rate, the loan’s observable market price, or the fair value of the collateral less selling costs if the loan is collateral dependent. If the recorded investment in the impaired loan exceeds the measure of fair value, a valuation allowance may be established as a component of the allowance for loan losses or the expense is recognized as a charge-off. Impaired loans are classified within Level 3 of the hierarchy due to the unobservable inputs used in determining their fair value such as collateral values and the borrower’s underlying financial condition.
Other real estate owned - Other real estate owned (“OREO”) represents real estate foreclosed upon by the Company through loan defaults by customers or acquired in lieu of foreclosure. Upon foreclosure, the property is recorded at the lower of cost or fair value, based on appraised value, less selling costs estimated as of the date acquired with any loss recognized as a charge-off through the allowance for loan losses. Additional OREO losses for subsequent valuation downward adjustments are determined on a specific property basis and are included as a component of noninterest expense along with holding costs. Any gains or losses realized at the time of disposal are also reflected in noninterest income or noninterest expense, as applicable. OREO is included in Level 3 of the valuation hierarchy due to the lack of observable market inputs into the determination of fair value. Appraisal values are property-specific and sensitive to the changes in the overall economic environment.
Bank Owned Life Insurance - The cash surrender value of bank owned life insurance policies is carried at fair value. The Company uses financial information received from insurance carriers indicating the performance of the insurance policies and cash surrender values in determining the carrying value of life insurance. The Company reflects these assets within Level 3 of the valuation hierarchy due to the unobservable inputs included in the valuation of these items. The Company does not consider the fair values of these policies to be materially sensitive to changes in these unobservable inputs.
Mortgage loans held for sale - Mortgage loans held for sale are carried at fair value. The fair value of mortgage loans held for sale is determined using quoted prices for similar assets, adjusted for specific attributes of that loan and mortgage loans held for sale are included in Level 2 of the valuation hierarchy.
Derivatives - The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).
The following tables present the financial instruments carried at fair value as of December 31, 2018 and December 31, 2017, by caption on the consolidated balance sheet and by FASB ASC 820 valuation hierarchy (as described above) (in thousands):

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2018
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$68,467	—	68,467	—
Mortgage-backed securities	147,510	—	147,510	—
Asset-backed securities	21,700	—	21,700	—
State and municipal securities	47,575	—	47,575	—
Total investment securities available-for-sale	285,252	—	285,252	—
Mortgage loans held for sale	7,484	—	7,484	—
Mortgage banking derivatives	335	—	335	—
Bank owned life insurance	30,952	—	—	30,952
Total assets	$324,023	—	293,071	30,952

Mortgage banking derivatives	$88	—	88	—
Total liabilities	$88	—	88	—

	Measured on a Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2017
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$72,980	—	72,980	—
Mortgage-backed securities	197,926	—	197,926	—
Asset-backed securities	25,598	—	25,598	—
State and municipal securities	36,212	—	36,212	—
Total investment securities available-for-sale	332,716	—	332,716	—
Mortgage loans held for sale	5,106	—	5,106	—
Bank owned life insurance	29,475	—	—	29,475
Total	$367,297	—	337,822	29,475

	Measured on a Non-Recurring Basis
	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2018
Other real estate owned	$1,357	—	—	1,357
Impaired loans, net (¹)	4,195	—	—	4,195
Total	$5,552	—	—	5,552
December 31, 2017
Other real estate owned	$1,635	—	—	1,635
Impaired loans, net (¹)	6,531	—	—	6,531
Total	$8,166	—	—	8,166

(¹)	Amount is net of a valuation allowance of $1,164,000 at December 31, 2018 and $427,000 at December 31, 2017 as required by ASC 310, “Receivables.”

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which we have utilized Level 3 inputs to determine fair value at December 31, 2018 and 2017:

	Valuation Techniques (2)	Significant Unobservable Inputs	Range (Weighted Average)
Impaired loans	Appraisal	Estimated costs to sell	10%
Other real estate owned	Appraisal	Estimated costs to sell	10%

(2)
The fair value is generally determined through independent appraisals of the underlying collateral, which may include Level 3 inputs that are not identifiable, or by using the discounted cash flow method if the loan is not collateral dependent.

In the case of its investment securities portfolio, the Company monitors the valuation technique utilized by various pricing agencies to ascertain when transfers between levels have been affected. The nature of the remaining assets and liabilities is such that transfers in and out of any level are expected to be rare. For the twelve months ended December 31, 2018, there were no transfers between Levels 1, 2 or 3.

The table below includes a rollforward of the balance sheet amounts for the year ended December 31, 2018 and 2017 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within Level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology (in thousands):

	For the Year Ended December 31,
	2018		2017
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, January 1	$29,475	—	$28,616	—
Total realized gains included in income	841	—	859	—
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—	—	—
Purchases, issuances and settlements, net	636	—	—	—
Transfers out of Level 3	—	—	—	—
Fair value, December 31	$30,952	—	$29,475	—
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$841	—	$859	—

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments that are not measured at fair value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flow models. Those models are significantly affected by the assumptions used, including the discount rates, estimates of future cash flows and borrower creditworthiness. The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2018 and December 31, 2017. Such amounts have not been revalued for purposes of these consolidated financial statements since those dates and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.
Cash and cash equivalents - The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.
Held-to-maturity securities - Estimated fair values for held-to-maturity investment securities are based on quoted market prices where available. If quoted market prices are not available, then fair values are estimated by using pricing models that use observable inputs or quoted prices of securities with similar characteristics.
Loans - The fair value of our loan portfolio includes a credit risk factor in the determination of the fair value of our loans. This credit risk assumption is intended to approximate the fair value that a market participant would realize in a hypothetical orderly transaction.
Fair values are estimated using discounted cash flow models, using current market interest rates offered for loans with similar terms to borrowers of similar credit quality. We believe current market rates capture a market participant's cost of funds, liquidity premium, capital charges, servicing charges and expectations of future rate movements. The values derived from the discounted cash flow approach for each of the above portfolios are then further discounted to incorporate credit risk to determine the exit price.
Deposits and securities sold under agreements to repurchase - Fair values for deposits are estimated using discounted cash flow models, using current market interest rates offered on deposits with similar remaining maturities.
Restricted equity securities - It is not practical to determine the fair value of Federal Home Loan Bank or Federal Reserve Bank stock due to restrictions placed on its transferability.
Accrued interest receivable/payable - The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2 or Level 3 classification based on the asset/liability with which they are associated.
Off-balance sheet instruments - Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing. The fair value of commitments is not material.

The following table presents the carrying amounts, estimated fair value and placement in the fair value hierarchy of the Company’s financial instruments at December 31, 2018 and December 31, 2017. This table excludes financial instruments for which the carrying amount approximates fair value. For short-term financial assets such as cash and cash equivalents, the carrying amount is a reasonable estimate of fair value due to the relatively short time between the origination of the instrument and its expected realization.

(in Thousands)	Carrying/ Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2018
Financial assets:
Cash and cash equivalents	$99,191	99,191	99,191	—	—
Loans, net	2,016,005	2,017,272	—	—	2,017,272
Restricted equity securities	3,012	NA	NA	NA	NA
Accrued interest receivable	6,724	6,724	3	1,362	5,359
Financial liabilities:
Deposits	2,235,655	1,974,554	—	—	1,974,554
Accrued interest payable	3,132	3,132	—	—	3,132
December 31, 2017
Financial assets:
Cash and cash equivalents	$95,518	95,518	95,518	—	—
Securities held-to-maturity	32,480	32,111	—	32,111	—
Loans, net	1,727,253	1,724,937	—	—	1,724,937
Restricted equity securities	3,012	NA	NA	NA	NA
Accrued interest receivable	6,266	6,266	5	1,562	4,699
Financial liabilities:
Deposits and securities sold under agreements to repurchase	2,038,609	1,812,011	—	—	1,812,011
Accrued interest payable	1,679	1,679	—	—	1,679

(¹)
Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.